Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 21,443	$ 11,026
Other current receivables	1,637	3,898
Trade and other current receivables	$ 23,080	$ 14,924